COMMITMENTS AND CONTINGENCIES (Details) $ in Millions, ₫ in Billions	Jun. 30, 2025 VND (₫)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 VND (₫)
COMMITMENTS AND CONTINGENCIES
Estimated commitments related to the development of the projects and products	₫ 15,011.2	$ 599.2	₫ 14,242.8